Income Taxes (Details) ₪ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Standard tax rate	23.00%	23.00%
Tax rate	12.00%	12.00%
R&D expenses	25.00%	25.00%
Total revenue (in New Shekels)	$ 1,341,218		$ 6,078,953	$ 4,031,103
Preferred Technology Enterprises [Member]
Income Taxes [Line Items]
Total revenue (in New Shekels) | ₪		₪ 10
Israel Tax Authority [Member]
Income Taxes [Line Items]
Standard tax rate	23.00%	23.00%	23.00%
Operating loss carry-forwards (in Dollars)	$ 15,946,382		$ 8,963,038